Revenues Direct Financing Leases (Details)	3 Months Ended	6 Months Ended
	Nov. 30, 2013 vessel m³	Jun. 30, 2018 USD ($) vessel	Dec. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 vessel
Property Subject to or Available for Operating Lease [Line Items]
Total minimum lease payments to be received		$ 543,569,000			$ 568,710,000
Estimated unguaranteed residual value of leased properties		194,965,000			194,965,000
Initial direct costs and other		344,000			361,000
Less unearned revenue		(248,131,000)			(268,046,000)
Total		490,747,000			495,990,000
Less current portion		(10,453,000)			(9,884,000)
Long-term portion		480,294,000			$ 486,106,000
Awilco Lng Carrier
Property Subject to or Available for Operating Lease [Line Items]
Receivable in remainder of 2018		1,000,000
Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Payments, remainder of fiscal year		87,800,000
Payments in 2019		119,500,000
Payments in 2020		118,800,000
Payments in 2021		117,800,000
Payments in 2022		$ 117,000,000
Teekay LNG | Teekay Tangguh Joint Venture
Property Subject to or Available for Operating Lease [Line Items]
Ownership percentage		69.00%
Number of vessels | vessel		2
Teekay LNG | Awilco Lng Carrier
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel	2
Carriers Volume | m³	155,900
Additional Time Period For Fixed Rate Time Charters Contract	1 year
Property Subject to or Available for Operating Lease, Number of Units | vessel						1
Teekay Tangguh Joint Venture
Property Subject to or Available for Operating Lease [Line Items]
Payments, remainder of fiscal year		$ 19,600,000
Payments in 2019		39,100,000
Payments in 2020		39,100,000
Payments in 2021		39,100,000
Payments in 2022		39,100,000
Payments thereafter		$ 235,700,000
Maximum | Teekay LNG | Awilco Lng Carrier
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor	5 years
Minimum | Teekay LNG | Awilco Lng Carrier
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor	4 years
Forecast | Awilco Lng Carrier
Property Subject to or Available for Operating Lease [Line Items]
Long-term portion				$ 131,000,000
Forecast | Maximum | Teekay LNG | Awilco Lng Carrier
Property Subject to or Available for Operating Lease [Line Items]
Deferred Rent Receivables, Net			$ 20,600
Forecast | Minimum | Teekay LNG | Awilco Lng Carrier
Property Subject to or Available for Operating Lease [Line Items]
Deferred Rent Receivables, Net			$ 10,600